INVESTMENT IN ASSOCIATE (Detail Narrative)	1 Months Ended	12 Months Ended
	Apr. 15, 2015 CAD ($) shares	Nov. 30, 2020
Waterproof [Member]
Disclosure of associates [line items]
Percentage of ownership interest	49.00%
Amount of cash consideration	$ 475,000
Number of share issued as consideration | shares	100,000
Value for share issued as consideration	$ 125,001
Number of common shares issued to finder as fees | shares	40,000
Value for number of common shares issued to finder as fees	$ 50,000
Household Pests [Member]
Disclosure of associates [line items]
Percentage of ownership interest		50.00%